Tangible assets - Disclosure of detailed information about property, plant and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment for own use
Carrying amount	€ 26,416	€ 31,212	€ 32,926
For own use | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	11,663	12,636	13,408
For own use | Cost | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	24,141	25,656	26,243
For own use | Cost | Right-of-use for operating lease
Property, plant and equipment for own use
Carrying amount	1,556	1,918	2,183
For own use | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(12,129)	(12,619)	(12,637)
For own use | Impairment losses | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(349)	(401)	(198)
Land and buildings | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	8,404	9,244	9,809
Land and buildings | Cost | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	14,067	15,113	14,973
Land and buildings | Cost | Right-of-use for operating lease
Property, plant and equipment for own use
Carrying amount	1,536	1,882	2,104
Land and buildings | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(5,359)	(5,516)	(5,010)
Land and buildings | Impairment losses | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(304)	(353)	(154)
IT equipment and fixtures | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	1,191	1,357	1,460
IT equipment and fixtures | Cost | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	4,204	5,283	5,614
IT equipment and fixtures | Cost | Right-of-use for operating lease
Property, plant and equipment for own use
Carrying amount	13	23	60
IT equipment and fixtures | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(3,003)	(3,926)	(4,154)
IT equipment and fixtures | Impairment losses | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(10)	0	0
Furniture and vehicles | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	1,801	1,833	1,988
Furniture and vehicles | Cost | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	5,548	4,963	5,412
Furniture and vehicles | Cost | Right-of-use for operating lease
Property, plant and equipment for own use
Carrying amount	7	13	19
Furniture and vehicles | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(3,746)	(3,130)	(3,424)
Furniture and vehicles | Impairment losses | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(1)	0	0
Construction in progress and other items | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	267	202	151
Construction in progress and other items | Cost | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	322	297	244
Construction in progress and other items | Cost | Right-of-use for operating lease
Property, plant and equipment for own use
Carrying amount	0	0	0
Construction in progress and other items | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	(21)	(47)	(49)
Construction in progress and other items | Impairment losses | Property, plant and equipment
Property, plant and equipment for own use
Carrying amount	€ (34)	€ (48)	€ (44)